Annual Total Returns[BarChart] - Invesco SP SmallCap 600 Revenue ETF - ETF	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	25.68%	(0.74%)	18.58%	45.54%	6.49%	(8.51%)	30.51%	5.16%	(16.87%)	20.25%